Stockholders' Equity (Schedule of Stock Options Activity) (Details) (The Plans [Member], USD $)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
The Plans [Member]
Shares
Options, beginning balance	1,025,000	800,000
Options granted	30,000	450,000
Options exercised
Options forfeited
Options expired
Options, ending balance	1,055,000	1,250,000
Options exercisable	880,000	637,500
Weighted average exercise price
Options, beginning balance	$ 1.31	$ 1.58
Options granted	$ 0.87	$ 1.01
Options exercised
Options forfeited
Options expired
Options, ending balance	$ 1.29	$ 1.38
Options exercisable	$ 1.37	$ 1.55
Aggregate intrinsic value
Options, beginning balance
Options granted
Options, ending balance
Options exercisable
Weighted average remaining contractual life (years)
Options, beginning balance		3.73
Options granted		5
Options exercised
Options, ending balance	3.42	4.18
Options exercisable	3.26	3.67